Payden Corporate Bond Fund

Schedule of Investments - July 31, 2020 (Unaudited)

Principal or Shares	Security Description	Value (000)
Corporate Bond (96%)
Automotive (4%)
1,400,000	American Honda Finance Corp., 0.88%, 7/07/23	$1,413
1,780,000	American Honda Finance Corp., 3.55%, 1/12/24	1,953
2,700,000	Daimler Finance North America LLC 144A, 3.65%, 2/22/24 (a)	2,934
730,000	Ford Motor Co., 7.45%, 7/16/31	867
740,000	Ford Motor Co., 8.50%, 4/21/23	822
1,020,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	1,026
1,025,000	Ford Motor Credit Co. LLC, 3.09%, 1/09/23	1,023
600,000	Ford Motor Credit Co. LLC, 3.10%, 5/04/23	596
400,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24	405
1,200,000	General Motors Co., 6.75%, 4/01/46	1,449
2,450,000	General Motors Financial Co. Inc., 4.20%, 3/01/21	2,486
1,920,000	Nissan Motor Acceptance Corp. 144A, (3 mo. LIBOR USD + 0.630%), 0.94%, 9/21/21 (a)(b)	1,875
1,705,000	Volkswagen Group of America Finance LLC 144A, 4.25%, 11/13/23 (a)	1,885
1,815,000	ZF North America Capital Inc. 144A, 4.75%, 4/29/25 (a)	1,922

		20,656

Banking (16%)
1,180,000	ASB Bank Ltd. 144A, 3.75%, 6/14/23 (a)	1,281
1,800,000	Bank of America Corp., (3 mo. LIBOR USD + 0.870%), 2.46%, 10/22/25 (b)	1,911
1,600,000	Bank of America Corp., (3 mo. LIBOR USD + 0.970%), 3.46%, 3/15/25 (b)	1,746
370,000	Bank of America Corp., (3 mo. LIBOR USD + 0.780%), 3.55%, 3/05/24 (b)	397
975,000	Bank of America Corp., (3 mo. LIBOR USD + 1.060%), 3.56%, 4/23/27 (b)	1,099
2,100,000	Bank of America Corp., 4.00%, 1/22/25	2,350
2,275,000	Bank of Montreal, (5 yr. Swap Semi 30/360 USD + 1.280%), 4.34%, 10/05/28 (b)	2,438
1,840,000	Bank of New Zealand 144A, 3.50%, 2/20/24 (a)	2,007
1,400,000	Barclays PLC, (3 mo. LIBOR USD + 2.452%), 2.85%, 5/07/26 (b)	1,486
850,000	BNZ International Funding Ltd. 144A, 3.38%, 3/01/23 (a)	909
1,830,000	Canadian Imperial Bank of Commerce, 3.10%, 4/02/24	1,979
2,340,000	CIT Bank NA, (U.S. Secured Overnight
	Financing Rate + 1.715%), 2.97%, 9/27/25 (b)	2,223
850,000	Citibank NA, 3.65%, 1/23/24	939
425,000	Citigroup Inc., (3 mo. LIBOR USD + 0.950%), 2.88%, 7/24/23 (b)	444
1,203,000	Citigroup Inc., (3 mo. LIBOR USD + 0.722%), 3.14%, 1/24/23 (b)	1,246
2,600,000	Comerica Inc., 4.00%, 2/01/29	3,007
2,200,000	Discover Bank, 2.70%, 2/06/30	2,287
2,745,000	Federation des Caisses Desjardins du Quebec 144A, 2.05%, 2/10/25 (a)	2,860
1,030,000	First Midwest Bancorp Inc., 5.88%, 9/29/26	1,124
2,300,000	Goldman Sachs Group Inc., 2.60%, 2/07/30	2,472
1,115,000	Goldman Sachs Group Inc., 3.50%, 4/01/25	1,237
300,000	Goldman Sachs Group Inc., 3.63%, 2/20/24	329
2,000,000	Goldman Sachs Group Inc., 3.85%, 7/08/24	2,215

Principal or Shares	Security Description	Value (000)
1,590,000	Huntington Bancshares Inc., 2.55%, 2/04/30	$1,678
1,500,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.935%), 2.78%, 4/25/23 (b)	1,558
915,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.460%), 3.11%, 4/22/41 (b)	1,041
910,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.440%), 3.11%, 4/22/51 (b)	1,037
800,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.610%), 3.51%, 6/18/22 (b)	821
1,700,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 1.000%), 4.02%, 12/05/24 (b)	1,882
510,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21 (a)	530
1,025,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR
	USD + 1.372%), 3.76%, 11/28/28 (a)(b)	1,133
910,000	Morgan Stanley, (U.S. Secured Overnight
	Financing Rate + 1.990%), 2.19%, 4/28/26 (b)	959
2,000,000	Morgan Stanley, (U.S. Secured Overnight
	Financing Rate + 1.152%), 2.72%, 7/22/25 (b)	2,141
3,000,000	Morgan Stanley, 4.10%, 5/22/23	3,263
830,000	Morgan Stanley, 5.00%, 11/24/25	991
2,850,000	National Securities Clearing Corp. 144A, 1.50%, 4/23/25 (a)	2,965
2,175,000	Regions Financial Corp., 3.80%, 8/14/23	2,376
450,000	Santander Holdings USA Inc., 3.24%, 10/05/26	478
670,000	State Street Corp. 144A, (U.S. Secured Overnight Financing Rate + 2.650%), 3.15%, 3/30/31 (a)(b)	776
1,600,000	State Street Corp., (3 mo. LIBOR USD + 0.770%), 3.78%, 12/03/24 (b)	1,769
735,000	Sumitomo Mitsui Financial Group Inc., 2.45%, 9/27/24	780
1,000,000	Synchrony Bank, 3.00%, 6/15/22	1,030
1,415,000	Truist Bank, 4.05%, 11/03/25	1,644
2,450,000	UBS Group AG 144A, (3 mo. LIBOR USD
	+ 1.468%), 3.13%, 8/13/30 (a)(b)	2,720
1,000,000	Wachovia Corp., 5.50%, 8/01/35	1,356
2,000,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 2.530%), 3.07%, 4/30/41 (b)	2,193
2,450,000	Wells Fargo & Co., 3.75%, 1/24/24	2,687

		75,794

Basic Industry (6%)
2,000,000	Alcoa Nederland Holding BV 144A, 6.75%, 9/30/24 (a)	2,091
650,000	Aviation Capital Group LLC 144A, 2.88%, 1/20/22 (a)	640
1,120,000	Aviation Capital Group LLC 144A, 3.88%, 5/01/23 (a)	1,100
1,160,000	Carrier Global Corp. 144A, 3.58%, 4/05/50 (a)	1,286
1,735,000	Caterpillar Financial Services Corp., 3.65%, 12/07/23	1,917
2,000,000	CNH Industrial Capital LLC, 3.88%, 10/15/21	2,063
465,000	DAE Funding LLC 144A, 4.50%, 8/01/22 (a)	458
1,500,000	DuPont de Nemours Inc., 4.21%, 11/15/23	1,657
1,485,000	GATX Corp., 4.35%, 2/15/24	1,626
2,348,000	General Electric Co., 6.75%, 3/15/32	2,974
1,750,000	Honeywell International Inc., 2.80%, 6/01/50	2,054

1	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,125,000	Jabil Inc., 3.60%, 1/15/30	$1,201
880,000	Penske Truck Leasing Co. LP/PTL Finance Corp.
	144A, 4.45%, 1/29/26 (a)	1,001
685,000	Raytheon Technologies Corp., 4.13%, 11/16/28	824
600,000	Raytheon Technologies Corp., 4.63%, 11/16/48	848
1,500,000	Raytheon Technologies Corp., 6.70%, 8/01/28	2,062
1,485,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (a)	1,494
1,600,000	Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	1,673

		26,969

Consumer Goods (5%)
740,000	Anheuser-Busch InBev Worldwide Inc., 8.00%, 11/15/39	1,191
904,000	Anheuser-Busch InBev Worldwide Inc., 8.20%, 1/15/39	1,505
445,000	Bacardi Ltd. 144A, 5.30%, 5/15/48 (a)	605
1,900,000	Choice Hotels International Inc., 3.70%, 1/15/31	1,980
2,320,000	Coca-Cola Co., 2.60%, 6/01/50	2,492
1,670,000	Keurig Dr Pepper Inc., 3.13%, 12/15/23	1,804
195,000	Land O’ Lakes Inc. 144A, 6.00%, 11/15/22 (a)	208
2,600,000	Land O’ Lakes Inc. 144A, 7.00% (a)(c)	2,336
900,000	Mars Inc. 144A, 4.13%, 4/01/54 (a)	1,214
525,000	Mondelez International Inc., 1.50%, 5/04/25	546
690,000	Nestle Holdings Inc. 144A, 3.35%, 9/24/23 (a)	751
690,000	Nestle Holdings Inc. 144A, 3.50%, 9/24/25 (a)	790
1,230,000	NIKE Inc., 2.75%, 3/27/27	1,376
1,850,000	NIKE Inc., 3.38%, 3/27/50	2,253
1,645,000	PepsiCo Inc., 2.88%, 10/15/49	1,908
1,920,000	Smithfield Foods Inc. 144A, 5.20%, 4/01/29 (a)	2,142

		23,101

Energy (4%)
1,780,000	Chevron Corp., 2.24%, 5/11/30	1,924
3,000,000	EQM Midstream Partners LP, 6.50%, 7/15/48	2,993
900,000	Exxon Mobil Corp., 2.99%, 3/19/25	991
1,000,000	Hess Corp., 7.30%, 8/15/31	1,202
750,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	1,004
400,000	Kinder Morgan Inc., (3 mo. LIBOR USD + 1.280%), 1.56%, 1/15/23 (b)	401
1,000,000	Kinder Morgan Inc., 2.00%, 2/15/31	995
1,700,000	Nexen Inc., 7.88%, 3/15/32	2,653
920,000	Occidental Petroleum Corp., 3.20%, 8/15/26	840
275,000	ONEOK Inc., 4.25%, 2/01/22	285
800,000	ONEOK Partners LP, 6.65%, 10/01/36	929
113,000	Ras Laffan Liquefied Natural Gas Co. Ltd. II
	144A, 5.30%, 9/30/20 (a)	114
1,700,000	Williams Cos. Inc., 3.75%, 6/15/27	1,865
1,800,000	Williams Cos. Inc., 7.88%, 9/01/21	1,936
2,200,000	Williams Cos. Inc., 8.75%, 3/15/32	3,200
285,000	WPX Energy Inc., 5.88%, 6/15/28	292

		21,624

Financial Services (13%)
925,000	AerCap Ireland Capital DAC/AerCap Global
	Aviation Trust, 4.13%, 7/03/23	930
305,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 10/01/25	298
2,250,000	Air Lease Corp., 2.30%, 2/01/25	2,171

Principal or Shares	Security Description	Value (000)
1,000,000	Aircastle Ltd., 4.13%, 5/01/24	$979
1,795,000	Ally Financial Inc., 3.88%, 5/21/24	1,919
1,851,000	American Express Co., 8.15%, 3/19/38	3,091
1,950,000	Ares Capital Corp., 3.25%, 7/15/25	1,938
1,000,000	Ares Capital Corp., 3.50%, 2/10/23	1,014
875,000	Ares Capital Corp., 3.63%, 1/19/22	899
1,200,000	BlackRock Inc., 1.90%, 1/28/31	1,276
135,000	Block Financial LLC, 4.13%, 10/01/20	135
1,670,000	BNP Paribas SA 144A, (U.S. Secured Overnight Financing Rate + 2.074%), 2.22%, 6/09/26 (a)(b)	1,741
2,100,000	Capital One Financial Corp., 3.30%, 10/30/24	2,293
2,700,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.667%), 1.68%, 5/15/24 (b)	2,780
2,300,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 2.107%), 2.57%, 6/03/31 (b)	2,449
2,510,000	Credit Agricole SA 144A, (U.S. Secured Overnight Financing Rate Index + 1.676%), 1.91%, 6/16/26 (a)(b)	2,584
3,000,000	Credit Suisse Group AG 144A, (U.S. Secured Overnight Financing Rate + 2.044%), 2.19%, 6/05/26 (a)(b)	3,089
1,365,000	Crown Castle International Corp., 1.35%, 7/15/25	1,395
1,700,000	Equinix Inc., 1.80%, 7/15/27	1,756
2,180,000	FS KKR Capital Corp., 4.75%, 5/15/22	2,197
3,775,000	FS KKR Capital Corp. II 144A, 4.25%, 2/14/25 (a)	3,431
1,800,000	GLP Capital LP/GLP Financing II Inc., 4.00%, 1/15/31	1,872
2,800,000	HSBC Holdings PLC, (U.S. Secured Overnight Financing Rate + 2.387%), 2.85%, 6/04/31 (b)	2,949
1,550,000	Intercontinental Exchange Inc., 3.00%, 6/15/50	1,794
1,400,000	KKR Group Finance Co. III LLC 144A, 5.13%, 6/01/44 (a)	1,781
1,155,000	Low Income Investment Fund, 3.71%, 7/01/29	1,219
620,000	Mastercard Inc., 3.85%, 3/26/50	830
2,100,000	Nomura Holdings Inc., 2.68%, 7/16/30	2,179
2,550,000	Owl Rock Capital Corp., 3.75%, 7/22/25	2,533
1,300,000	PayPal Holdings Inc., 3.25%, 6/01/50	1,573
2,000,000	Pershing Square Holdings Ltd. 144A, 5.50%, 7/15/22 (a)	2,115
1,060,000	Royal Bank of Canada, 1.15%, 6/10/25	1,082
250,000	Synchrony Financial, 3.75%, 8/15/21	255
2,350,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 2.100%), 2.39%, 6/02/28 (b)	2,464

		61,011

Healthcare (11%)
700,000	AbbVie Inc. 144A, 2.30%, 11/21/22 (a)	727
2,160,000	AbbVie Inc. 144A, 2.95%, 11/21/26 (a)	2,385
685,000	AbbVie Inc., 3.75%, 11/14/23	752
920,000	AbbVie Inc. 144A, 4.25%, 11/21/49 (a)	1,176
1,285,000	Advocate Health & Hospitals Corp., 3.83%, 8/15/28	1,497
3,120,000	Amgen Inc., 3.15%, 2/21/40	3,536
1,195,000	AstraZeneca PLC, 3.50%, 8/17/23	1,302

2

Payden Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)
700,000	Bayer U.S. Finance II LLC 144A, 3.88%, 12/15/23 (a)	$766
700,000	Blue Cross and Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (a)	768
1,645,000	Bristol-Myers Squibb Co., 2.90%, 7/26/24	1,793
1,625,000	Bristol-Myers Squibb Co., 4.25%, 10/26/49	2,341
2,270,000	Centene Corp., 3.38%, 2/15/30	2,407
1,500,000	Cigna Corp., (3 mo. LIBOR USD + 0.650%), 0.95%, 9/17/21 (b)	1,500
700,000	Cigna Corp., 4.13%, 11/15/25	812
895,000	Cigna Corp., 4.90%, 12/15/48	1,263
2,030,000	CVS Health Corp., 4.10%, 3/25/25	2,309
2,050,000	DH Europe Finance II Sarl, 3.40%, 11/15/49	2,514
110,000	Dignity Health, 3.13%, 11/01/22	114
740,000	Dignity Health, 4.50%, 11/01/42	816
1,100,000	Merck & Co. Inc., 1.45%, 6/24/30	1,132
1,300,000	Merck & Co. Inc., 2.35%, 6/24/40	1,397
175,000	Northwell Healthcare Inc., 6.15%, 11/01/43	246
1,200,000	Perrigo Finance Unlimited Co., 3.15%, 6/15/30	1,278
880,000	Pfizer Inc., 2.63%, 4/01/30	997
2,250,000	Roche Holdings Inc. 144A,
	3.63%, 9/17/28 (a)(d)	2,671
640,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	653
2,040,000	Takeda Pharmaceutical Co. Ltd., 3.03%, 7/09/40	2,225
2,000,000	Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23	2,239
420,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	360
850,000	Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	901
885,000	Toledo Hospital, 5.75%, 11/15/38	1,056
2,175,000	Toledo Hospital, 6.02%, 11/15/48	2,524
2,000,000	UnitedHealth Group Inc., 3.88%, 8/15/59	2,660
1,820,000	Upjohn Inc. 144A, 4.00%, 6/22/50 (a)	2,082

		51,199

Insurance (7%)
800,000	American Financial Group Inc., 4.50%, 6/15/47	851
2,730,000	Athene Global Funding 144A, 2.95%, 11/12/26 (a)	2,838
1,050,000	Enstar Group Ltd., 4.50%, 3/10/22	1,079
1,400,000	Five Corners Funding Trust 144A, 4.42%, 11/15/23 (a)	1,570
1,550,000	High Street Funding Trust I 144A, 4.11%, 2/15/28 (a)	1,778
2,115,000	Jackson National Life Global Funding 144A, 2.65%, 6/21/24 (a)	2,232
1,800,000	Lincoln National Corp., 7.00%, 6/15/40	2,745
2,317,000	Manulife Financial Corp., (USD ICE Swap Rate 11:00 am NY 5Y + 1.647%), 4.06%, 2/24/32 (b)	2,477
1,030,000	Marsh & McLennan Cos. Inc., 3.88%, 3/15/24	1,147
725,000	Nationwide Financial Services Inc. 144A, 5.30%, 11/18/44 (a)	857
1,731,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (a)	2,923
1,265,000	New York Life Insurance Co. 144A, 5.88%, 5/15/33 (a)	1,764
500,000	New York Life Insurance Co. 144A, 6.75%, 11/15/39 (a)	797

Principal or Shares	Security Description	Value (000)
1,700,000	Ohio National Life Insurance Co. 144A, 6.88%, 6/15/42 (a)	$1,686
450,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (a)	759
1,665,000	Reliance Standard Life Global Funding II 144A, 2.63%, 7/22/22 (a)	1,717
550,000	Teachers Insurance & Annuity Association of America 144A, 4.90%, 9/15/44 (a)	750
2,000,000	Teachers Insurance & Annuity Association of America 144A, 6.85%, 12/16/39 (a)	3,178
670,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	1,041

		32,189

Media (2%)
1,705,000	Comcast Corp., 3.95%, 10/15/25	1,977
3,825,000	Comcast Corp., 6.50%, 11/15/35	6,004
1,760,000	Fox Corp., 5.58%, 1/25/49	2,578
475,000	Walt Disney Co., 9.50%, 7/15/24	624

		11,183

Real Estate (3%)
630,000	Digital Realty Trust LP, 3.63%, 10/01/22	669
1,140,000	Healthpeak Properties Inc., 3.40%, 2/01/25	1,251
555,000	iStar Inc., 4.75%, 10/01/24	549
900,000	Kimco Realty Corp., 4.25%, 4/01/45	988
800,000	National Retail Properties Inc., 3.90%, 6/15/24	869
1,967,000	Service Properties Trust, 3.95%, 1/15/28	1,636
1,200,000	Simon Property Group LP, 6.75%, 2/01/40	1,773
360,000	Toll Brothers Finance Corp., 4.88%, 11/15/25	397
2,750,000	Ventas Realty LP, 4.88%, 4/15/49	3,168
800,000	VEREIT Operating Partnership LP, 4.60%, 2/06/24	861
770,000	WEA Finance LLC 144A, 4.13%, 9/20/28 (a)	801
980,000	WEA Finance LLC 144A, 4.63%, 9/20/48 (a)	991

		13,953

Retail (2%)
1,550,000	Costco Wholesale Corp., 1.60%, 4/20/30	1,608
870,000	Costco Wholesale Corp., 1.75%, 4/20/32	913
2,000,000	Home Depot Inc., 4.50%, 12/06/48	2,832
1,325,000	Lowe’s Cos. Inc., 5.13%, 4/15/50	1,936
970,000	Target Corp., 2.65%, 9/15/30	1,094
1,555,000	Walmart Inc., 3.25%, 7/08/29	1,841

		10,224

Service (2%)
2,185,000	American University, 3.67%, 4/01/49	2,546
1,850,000	California Institute of Technology, 3.65%, 9/01/19	2,193
1,150,000	Ford Foundation, 2.82%, 6/01/70	1,277
1,540,000	Georgetown University, 4.32%, 4/01/49	2,079
1,180,000	President and Fellows of Harvard College, 2.52%, 10/15/50	1,316

		9,411

Technology (4%)
1,305,000	Apple Inc., 2.65%, 5/11/50	1,448
2,000,000	Apple Inc., 4.65%, 2/23/46	2,907
2,289,000	Broadcom Inc. 144A, 4.11%, 9/15/28 (a)	2,590
1,400,000	Dell International LLC/EMC Corp. 144A, 4.90%, 10/01/26 (a)	1,581
835,000	Dell International LLC/EMC Corp. 144A, 8.35%, 7/15/46 (a)	1,165

3	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,300,000	International Business Machines Corp., 1.70%, 5/15/27	$2,394
1,050,000	Lam Research Corp., 2.88%, 6/15/50	1,203
1,315,000	Microchip Technology Inc. 144A, 2.67%, 9/01/23 (a)	1,362
2,800,000	Microsoft Corp., 2.53%, 6/01/50	3,090
1,425,000	NVIDIA Corp., 3.50%, 4/01/50	1,717
1,050,000	Texas Instruments Inc., 1.75%, 5/04/30	1,104

		20,561

Telecommunications (7%)
1,600,000	AT&T Inc., (3 mo. LIBOR USD + 1.180%), 1.50%, 6/12/24 (b)	1,624
970,000	AT&T Inc., 3.60%, 2/17/23	1,041
1,700,000	AT&T Inc., 4.85%, 3/01/39	2,126
3,000,000	AT&T Inc., 5.45%, 3/01/47	4,059
1,000,000	AT&T Inc., 6.40%, 5/15/38	1,398
1,760,000	British Telecommunications PLC 144A, 4.25%, 11/08/49 (a)	2,191
1,500,000	Deutsche Telekom International Finance BV, 8.75%, 6/15/30	2,404
1,350,000	eBay Inc., 2.70%, 3/11/30	1,460
735,000	JD.com Inc., 3.38%, 1/14/30	815
1,350,000	JD.com Inc., 4.13%, 1/14/50	1,607
2,475,000	Orange SA, 9.00%, 3/01/31	4,106
121,875	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (a)	124
1,100,000	TELUS Corp., 4.60%, 11/16/48	1,449
2,050,000	Tencent Holdings Ltd. 144A, 3.24%, 6/03/50 (a)	2,293
300,000	Tencent Holdings Ltd. 144A, 3.98%, 4/11/29 (a)	350
1,500,000	T-Mobile USA Inc. 144A, 3.88%, 4/15/30 (a)	1,720
1,000,000	Verizon Communications Inc., 4.40%, 11/01/34	1,290
1,063,000	Verizon Communications Inc., 4.75%, 11/01/41	1,492
280,000	Verizon Communications Inc., 4.86%, 8/21/46	402
2,000,000	Vodafone Group PLC, 5.25%, 5/30/48	2,739

		34,690

Transportation (1%)
1,462,136	American Airlines 2019-1 Class A Pass-Through Trust, 3.50%, 2/15/32	1,222
1,526,135	American Airlines 2019-1 Class AA Pass-Through Trust, 3.15%, 2/15/32	1,431
246,353	Continental Airlines 2007-1 Class B Pass-Through Trust, 6.90%, 4/19/22	207
2,100,000	Ryder System Inc., 3.65%, 3/18/24	2,289

		5,149

Utility (9%)
1,485,000	Alliant Energy Finance LLC 144A, 3.75%, 6/15/23 (a)	1,603
1,680,000	Ameren Corp., 2.50%, 9/15/24	1,801
1,050,000	Basin Electric Power Cooperative 144A, 4.75%, 4/26/47 (a)	1,294
244,000	Berkshire Hathaway Energy Co., 6.13%, 4/01/36	371
1,150,000	Consumers Energy Co., 4.35%, 4/15/49	1,639
1,750,000	Dominion Energy Gas Holdings LLC, 3.00%, 11/15/29	1,954
1,000,000	Dominion Energy Inc., 4.10%, 4/01/21	1,022

Principal or Shares	Security Description	Value (000)

1,185,000	DTE Energy Co., 3.70%, 8/01/23	$1,284
1,250,000	Duke Energy Florida LLC, 4.20%, 7/15/48	1,721
1,620,000	Entergy Louisiana LLC, 4.00%, 3/15/33	2,065
850,000	Exelon Generation Co. LLC, 3.25%, 6/01/25	941
1,600,000	FirstEnergy Corp., 2.25%, 9/01/30	1,589
545,000	Fortis Inc., 3.06%, 10/04/26	598
1,150,000	Indianapolis Power & Light Co. 144A, 4.05%, 5/01/46 (a)	1,519
1,650,000	Interstate Power and Light Co., 3.50%, 9/30/49	1,995
660,000	KeySpan Gas East Corp. 144A, 5.82%, 4/01/41 (a)	957
1,780,000	National Fuel Gas Co., 5.50%, 1/15/26	1,927
1,180,000	National Rural Utilities Cooperative Finance Corp., 4.40%, 11/01/48	1,639
1,150,000	NextEra Energy Capital Holdings Inc., 3.25%, 4/01/26	1,304
275,000	Niagara Mohawk Power Corp. 144A, 1.96%, 6/27/30 (a)	288
1,000,000	NiSource Inc., 3.65%, 6/15/23	1,082
2,600,000	Pacific Gas and Electric Co., 1.75%, 6/16/22	2,610
825,000	PSEG Power LLC, 3.85%, 6/01/23	895
345,007	Solar Star Funding LLC 144A, 3.95%, 6/30/35 (a)	351
2,255,000	Tampa Electric Co., 4.45%, 6/15/49	3,130
2,297,000	Tucson Electric Power Co., 4.85%, 12/01/48	3,216
2,605,000	Vistra Operations Co. LLC 144A, 4.30%, 7/15/29 (a)	2,815

		41,610

Total Corporate Bond (Cost - $415,573)		459,324

Municipal (2%)
1,200,000	Bay Area Toll Authority, 3.55%, 4/01/54	1,327
2,400,000	Chicago O’Hare International Airport, 4.47%, 1/01/49	3,176
1,050,000	Michigan Finance Authority, 5.02%, 11/01/43	1,357
1,000,000	Rutgers The State University of New Jersey, 4.15%, 5/01/48	1,090
2,170,000	University of California, 1.32%, 5/15/27	2,203

Total Municipal (Cost - $7,820)		9,153

Investment Company (2%)
6,447,000	Payden Cash Reserves Money Market Fund *
	(Cost - $6,447)	6,447

Total Investments (Cost - $429,840) (100%)		474,924
Other Assets, net of Liabilities (0%)		1,969

Net Assets (100%)		$476,893

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2020.
(c)	Perpetual security with no stated maturity date.
(d)

All or a portion of these securities are on loan. At July 31, 2020, the total market value of the Fund’s securities on loan is $2,375 the total market value of the collateral held by the Fund is $2,360. Amounts in 000s.

4

Payden Corporate Bond Fund continued

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Long Bond Future	61	Sep-20	$11,119	$301	$301
U.S. Treasury 10-Year Note Future	173	Sep-20	24,234	251	251
U.S. Treasury 2-Year Note Future	109	Sep-20	24,087	23	23

					575

Short Contracts:
U.S. 10-Year Ultra Future	97	Sep-20	(15,447)	(241)	(241)
U.S. Treasury 5-Year Note Future	128	Sep-20	(16,144)	(93)	(93)
U.S. Ultra Bond Future	54	Sep-20	(12,295)	(596)	(596)

					(930)

Total Futures					$(355)

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)

Protection Bought (Relevant Credit: Markit CDX, North America	06/20/2025	$9,400	$(253)	$643	$(896)
High Yield Series 34 Index), Pay 5% Quarterly, Receive upon credit default

5	Payden Mutual Funds